Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Communication Services 4.2%
Entertainment 3.4%
World Wrestling Entertainment, Inc., Class A	144,793	10,302,022
Media 0.8%
Nexstar Media Group, Inc., Class A	24,293	2,485,417
Total Communication Services		12,787,439
Consumer Discretionary 13.6%
Hotels, Restaurants & Leisure 5.9%
Penn National Gaming, Inc.(a)	83,167	1,548,985
Planet Fitness, Inc., Class A(a)	111,777	6,468,535
PlayAGS, Inc.(a)	213,408	2,193,834
Six Flags Entertainment Corp.	41,994	2,132,875
Texas Roadhouse, Inc.	111,869	5,875,360
Total		18,219,589
Internet & Direct Marketing Retail 2.3%
Etsy, Inc.(a)	95,891	5,417,842
Revolve Group, Inc.(a)	66,663	1,557,914
Total		6,975,756
Multiline Retail 1.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	68,006	3,987,872
Specialty Retail 4.1%
Five Below, Inc.(a)	58,168	7,334,985
Floor & Decor Holdings, Inc.(a)	101,915	5,212,952
Total		12,547,937
Total Consumer Discretionary		41,731,154
Consumer Staples 2.5%
Food & Staples Retailing 1.5%
BJ’s Wholesale Club Holdings, Inc.(a)	179,483	4,643,225
Food Products 1.0%
Freshpet, Inc.(a)	59,608	2,966,690
Total Consumer Staples		7,609,915
Energy 0.3%
Energy Equipment & Services 0.3%
Frank’s International NV(a)	230,513	1,094,937
Total Energy		1,094,937
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 2.9%
Insurance 0.7%
Goosehead Insurance, Inc., Class A	44,394	2,190,844
Thrifts & Mortgage Finance 2.2%
LendingTree, Inc.(a)	21,693	6,734,158
Total Financials		8,925,002
Health Care 35.7%
Biotechnology 3.8%
Adamas Pharmaceuticals, Inc.(a)	154,311	789,301
bluebird bio, Inc.(a)	5,290	485,728
Immunomedics, Inc.(a)	112,641	1,493,620
Invitae Corp.(a)	120,368	2,319,491
Ligand Pharmaceuticals, Inc.(a)	27,404	2,727,794
Mirati Therapeutics, Inc.(a)	10,223	796,474
Precision BioSciences, Inc.(a)	79,232	664,757
Sarepta Therapeutics, Inc.(a)	20,253	1,525,456
SpringWorks Therapeutics, Inc.(a)	13,436	291,292
uniQure NV(a)	14,014	551,591
Total		11,645,504
Health Care Equipment & Supplies 15.9%
BioLife Solutions, Inc.(a)	177,433	2,949,824
Cantel Medical Corp.	85,836	6,420,533
Glaukos Corp.(a)	50,585	3,162,068
Heska Corp.(a)	87,450	6,197,581
Insulet Corp.(a)	33,211	5,477,490
Neogen Corp.(a)	96,739	6,588,893
Quidel Corp.(a)	130,879	8,029,427
Quotient Ltd.(a)	273,372	2,124,100
Tactile Systems Technology, Inc.(a)	39,643	1,677,692
West Pharmaceutical Services, Inc.	45,930	6,513,793
Total		49,141,401
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 5.8%
Addus HomeCare Corp.(a)	24,813	1,967,175
Amedisys, Inc.(a)	42,676	5,590,983
Chemed Corp.	16,742	6,990,957
Guardant Health, Inc.(a)	54,794	3,497,501
Total		18,046,616
Health Care Technology 1.6%
Teladoc Health, Inc.(a)	71,542	4,844,824
Life Sciences Tools & Services 8.0%
Adaptive Biotechnologies Corp.(a)	69,018	2,132,656
Bio-Techne Corp.	56,633	11,081,379
Charles River Laboratories International, Inc.(a)	35,707	4,726,535
Codexis, Inc.(a)	119,888	1,644,264
NanoString Technologies, Inc.(a)	73,947	1,596,516
Quanterix Corp.(a)	152,860	3,356,806
Total		24,538,156
Pharmaceuticals 0.6%
Reata Pharmaceuticals, Inc., Class A(a)	22,173	1,780,270
Total Health Care		109,996,771
Industrials 15.0%
Aerospace & Defense 1.3%
Aerojet Rocketdyne Holdings, Inc.(a)	78,518	3,965,944
Building Products 4.4%
Simpson Manufacturing Co., Inc.	86,160	5,976,919
Trex Company, Inc.(a)	85,574	7,781,244
Total		13,758,163
Commercial Services & Supplies 2.0%
Casella Waste Systems, Inc., Class A(a)	14,468	621,256
Healthcare Services Group, Inc.	226,434	5,500,082
Total		6,121,338
Machinery 3.0%
John Bean Technologies Corp.	23,277	2,314,432
Proto Labs, Inc.(a)	67,939	6,936,572
Total		9,251,004
Professional Services 0.8%
Insperity, Inc.	25,485	2,513,331
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 3.5%
Knight-Swift Transportation Holdings, Inc.	119,216	4,327,541
Saia, Inc.(a)	68,064	6,377,596
Total		10,705,137
Total Industrials		46,314,917
Information Technology 16.5%
Electronic Equipment, Instruments & Components 1.4%
Littelfuse, Inc.	23,469	4,161,288
IT Services 0.3%
Paysign, Inc.(a)	106,738	1,078,054
Semiconductors & Semiconductor Equipment 1.3%
MKS Instruments, Inc.	17,325	1,598,751
Monolithic Power Systems, Inc.	15,598	2,427,517
Total		4,026,268
Software 13.5%
Alteryx, Inc., Class A(a)	18,382	1,974,778
Avalara, Inc.(a)	57,064	3,839,837
Coupa Software, Inc.(a)	45,674	5,917,980
Everbridge, Inc.(a)	105,414	6,505,098
ForeScout Technologies, Inc.(a)	65,799	2,495,098
HubSpot, Inc.(a)	28,070	4,255,693
Paylocity Holding Corp.(a)	32,343	3,156,030
RingCentral, Inc., Class A(a)	20,973	2,635,467
SailPoint Technologies Holding, Inc.(a)	151,660	2,834,525
Smartsheet, Inc., Class A(a)	155,779	5,612,717
Trade Desk, Inc. (The), Class A(a)	12,478	2,340,249
Total		41,567,472
Total Information Technology		50,833,082
Materials 2.5%
Chemicals 2.5%
Balchem Corp.	53,400	5,296,746
Livent Corp.(a)	340,995	2,281,257
Total		7,578,003
Total Materials		7,578,003

2	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITS) 3.3%
Coresite Realty Corp.	52,265	6,368,490
STORE Capital Corp.	98,677	3,691,507
Total		10,059,997
Total Real Estate		10,059,997
Total Common Stocks (Cost $310,218,927)		296,931,217

Limited Partnerships 0.7%

Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Viper Energy Partners LP	76,838	2,126,107
Total Energy		2,126,107
Total Limited Partnerships (Cost $2,301,749)		2,126,107

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	9,367,150	9,366,214
Total Money Market Funds (Cost $9,366,214)		9,366,214
Total Investments in Securities (Cost: $321,886,890)		308,423,538
Other Assets & Liabilities, Net		(747,020)
Net Assets		307,676,518

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	249,829	289,348,576	(280,231,255)	9,367,150	81	—	76,305	9,366,214
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2019	3